Long-term investments, net - Equity securities (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026
Lotus Technology Inc
Long-term investments
Equity securities, annual amount		$ 4,248
Lotus Technology Inc
Long-term investments
Number of shares issued in transaction (in shares)	4,379,562
Consideration received	$ 6,000
Derivative asset fair value	$ 219